Capital Stock Transactions	3 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Capital Stock Transactions

Note 5 – Capital Stock Transactions:

Since inception the Company has issued a total of 500,000 shares of common stock for services and expenses for a value equivalent to $500.

In November 2011 the Company issued an additional 169,850 shares of common stock for a cash consideration of $16,985.